Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other financial assets [Line Items]
Non-current financial assets at fair value through profit or loss	€ 248	€ 136	€ 116
Non-current financial assets measured at fair value through other comprehensive income	146	72	198
Non-current financial assets at amortised cost	37	40	46
Other non-current financial assets	430	248	€ 360
Acquisitions	131	75
Sales redemptions	65	174
Value adjustment through OCI	3	(33)
Value adjustment through P&L	133	18
Translation Differences And Other	(17)	3
Reclassifications	(3)	(1)
Financial assets at fair value through profit or loss, category [member]
Other financial assets [Line Items]
Acquisitions	44	48
Sales redemptions	59	48
Value adjustment through OCI	0	0
Value adjustment through P&L	133	18
Translation Differences And Other	(6)	1
Reclassifications	0	1
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets [Line Items]
Acquisitions	82	15
Sales redemptions	3	109
Value adjustment through OCI	3	(33)
Value adjustment through P&L	0	0
Translation Differences And Other	(5)	2
Reclassifications	(3)	(1)
Financial assets at amortised cost, category [member]
Other financial assets [Line Items]
Acquisitions	4	11
Sales redemptions	2	17
Value adjustment through OCI	0	0
Value adjustment through P&L	0	1
Translation Differences And Other	(6)	0
Reclassifications	€ 0	€ (1)